Private Placement (Details) - USD ($)		6 Months Ended	9 Months Ended
	Aug. 06, 2024	Dec. 31, 2024	Sep. 30, 2025
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 6,631,250
Initial business combination days			180 days
Lock in period transferable		180 days
Sponsor [Member]
Private Placement [Line Items]
Number of shares issued	220,000
Sponsor HoldCo [Member]
Private Placement [Line Items]
Initial business combination days			90 days
Restricted Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of shares issued			325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)			$ 4,225,000
Number of shares issued			325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 4,225,000
Number of shares issued		325,000
Private Placement [Member]
Private Placement [Line Items]
Number of units issued			663,125
Price per share (in Dollars per share)		$ 10	$ 10
Proceeds from private placement (in Dollars)		$ 6,631,250	$ 6,631,250
Number of shares issued		260,000	260,000
Number of shares issued		663,125	663,125
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 175,000	$ 175,000
Number of shares issued		17,500	17,500
Private Placement [Member] | Sponsor HoldCo [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 4,225,000	$ 4,225,000
Number of shares issued		162,500
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 1,785,000	$ 1,785,000
Number of shares issued		178,500	178,500
Private Placement [Member] | Seaport Global Securities LLC [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 446,250	$ 446,250
Number of shares issued		44,625	44,625
Private Placement [Member] | Restricted Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of shares issued			162,500
Sponsor [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 175,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Number of units issued			2,625,000
Number of shares issued		2,625,000
Lock in period transferable		90 days